Distribution Date: Dec 26, 2008
DISTRIBUTION PACKAGE
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2008-2
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribtion Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com/abs
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Aurora Loan Services Inc
June 25, 2008
May 30, 2008
May 01, 2008
Lehman Brothers Inc.
- Payment Date Statement

- Remittance Summary Servicer

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Extended Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Structured Adjustable Rate Mortgage Loan Trust
Contact:
Mortgage Pass-Through Certificates, Series 2008-2
Clare O'Brien
Account Administrator
REPORTS TO CERTIFICATEHOLDERS
617-603-6402
Pursuant to Section 4.03 of the TA dated as of May 1, 2008
clare.obrien@usbank.com
Distribution Date:
12/26/08
Determination date 12/18/08 Accrual Periods: Begin End
Record Date - Class A1, A1X 12/24/08 Class A1 , A1X 11/25/2008 12/25/08
Record Date - All other classes 11/28/08 All other certificates 11/1/2008 11/30/08
DISTRIBUTION SUMMARY
Pass-Through
Original
Beginning
Principal
Interest
Total
Ending
Percent
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Realized Losses
Balance (2)
Outstanding
A1 3.145000% $129,668,000.00 $119,322,147.96 $518,653.99 $312,723.46 $831,377.45 $0.00 $118,803,493.97 100.00%
A1X 3.272792% $129,668,000.00 $119,322,147.96 $0.00 $325,430.46 $325,430.46 $0.00 $118,803,493.97 100.00%
A21 6.417792% $14,761,000.00 $13,209,138.15 $0.00 $0.00 $0.00 $0.00 $13,131,340.85 0.00%
A22 6.417792% $4,689,000.00 $4,689,000.00 $0.00 $0.00 $0.00 $0.00 $4,689,000.00 0.00%
A31 6.417792% $14,058,000.00 $12,580,021.13 $0.00 $0.00 $0.00 $0.00 $12,505,927.70 0.00%
A32 6.417792% $4,466,000.00 $4,466,000.00 $0.00 $0.00 $0.00 $0.00 $4,466,000.00 0.00%
B1 6.417792% $6,668,000.00 $6,663,309.10 $783.62 $35,636.44 $36,420.06 $0.00 $6,662,525.48 100.00%
B2 6.417792% $3,150,000.00 $3,147,784.00 $370.19 $16,834.85 $17,205.04 $0.00 $3,147,413.81 100.00%
B3 6.417792% $2,222,000.00 $2,220,436.85 $261.13 $11,875.25 $12,136.38 $0.00 $2,220,175.72 100.00%
B4 6.417792% $2,131,000.00 $2,129,500.85 $250.43 $11,388.91 $11,639.34 $0.00 $2,129,250.42 100.00%
B5 6.417792% $1,759,000.00 $1,757,762.56 $206.72 $9,400.80 $9,607.52 $0.00 $1,757,555.84 100.00%
B6 6.417792% $1,667,643.00 $1,666,469.82 $0.00 $9,108.51 $9,108.51 $195.98 $1,666,273.84 100.00%
R 6.417792% $100.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 100.00%
AP NA $1,000.00 $1,000.00 $0.00 $0.00 $0.00 $0.00 $1,000.00 100.00%
TOTAL: $185,240,743.00 $171,852,570.42 $520,526.08 $732,398.68 $1,252,924.76 $195.98 $171,179,957.63
(1) Reflects the application of Net WAC Cap
(2) Class A1X is a notional certificate, and the Balance reflected for this Class is a Notional Amount
Payment Detail (Exchangeable Certificates)
Pass-Through
Original
Beginning
Principal
Interest
Total
Ending
Percent
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Realized Losses
Balance (2)
Exchanged
A2 6.41779% $19,450,000.00 $17,898,138.15 $77,797.30 $95,722.10 $173,519.40 $0.00 $17,820,340.85 100.00%
A3 6.41779% $18,524,000.00 $17,046,021.13 $74,093.43 $91,164.85 $165,258.28 $0.00 $16,971,927.70 100.00%
A4 6.41779% $28,819,000.00 $25,789,159.28 $0.00 $0.00 $0.00 $0.00 $25,637,268.55 0.00%
A5 6.41779% $9,155,000.00 $9,155,000.00 $0.00 $0.00 $0.00 $0.00 $9,155,000.00 0.00%
TOTAL: $151,890.73 $186,886.95 $338,777.68 $0.00

Structured Adjustable Rate Mortgage Loan Trust
Contact:
Mortgage Pass-Through Certificates, Series 2008-2
Clare O'Brien
Account Administrator
REPORTS TO CERTIFICATEHOLDERS
617-603-6402
Pursuant to Section 4.03 of the TA dated as of May 1, 2008
clare.obrien@usbank.com
Distribution Date:
12/26/08
Determination date 12/18/08 Accrual Periods: Begin End
Record Date - Class A1, A1X 12/24/08 Class A1 , A1X 11/25/2008 12/25/08
Record Date - All other classes 11/28/08 All other certificates 11/1/2008 11/30/08
Index
Value
LIBOR 1.39500%
AMOUNTS PER $1,000 UNIT
Beginning
Principal
Interest
Total
Realized Losses/
Ending
Percent
Class
Cusip
Balance
Paid
Paid
Paid
Writedown
Balance
Outstanding
A1 86365BAA1 920.21275843 3.99986111 2.41172425 6.41158536 0.00000000 916.21289732 100.000%
A1X 86365BAB9 920.21275843 0.00000000 2.50972067 2.50972067 0.00000000 916.21289732 100.000%
A21 86365BAC7 894.86743107 0.00000000 0.00000000 0.00000000 0.00000000 889.59696836 0.000%
A22 86365BAD5 1000.00000000 0.00000000 0.00000000 0.00000000 0.00000000 1000.00000000 0.000%
A31 86365BAE3 894.86563736 0.00000000 0.00000000 0.00000000 0.00000000 889.59508465 0.000%
A32 86365BAF0 1000.00000000 0.00000000 0.00000000 0.00000000 0.00000000 1000.00000000 0.000%
B1 86365BAL7 999.29650570 0.11751950 5.34439712 5.46191662 0.00000000 999.17898620 100.000%
B2 86365BAM5 999.29650794 0.11752063 5.34439683 5.46191746 0.00000000 999.17898730 100.000%
B3 86365BAN3 999.29651215 0.11752025 5.34439694 5.46191719 0.00000000 999.17899190 100.000%
B4 86365BAQ6 999.29650399 0.11751760 5.34439700 5.46191459 0.00000000 999.17898639 100.000%
B5 86365BAR4 999.29650938 0.11752132 5.34440023 5.46192155 0.00000000 999.17898806 100.000%
B6 86365BAS2 999.29650411 0.00000000 5.46190642 5.46190642 0.11751916 999.17898495 100.000%
R 86365BAP8 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 100.000%
AP 86365BAT0 1000.00000000 0.00000000 0.00000000 0.00000000 0.00000000 1000.00000000 100.000%
AMOUNTS PER $1,000 UNIT (Exchangeable Certs)
Beginning
Principal
Interest
Total
Realized Losses/
Ending
Percent
Class
Cusip
Balance
Paid
Paid
Paid
Writedown
Balance
Exchanged
A2 86365BAG8 920.21275835 3.99986118 4.92144473 8.92130591 0.00000000 916.21289717 100.000%
A3 86365BAH6 920.21275804 3.99986126 4.92144515 8.92130641 0.00000000 916.21289678 100.000%
A4 86365BAJ2 894.86655609 0.00000000 0.00000000 0.00000000 0.00000000 889.59604948 0.000%
A5 86365BAK9 1000.00000000 0.00000000 0.00000000 0.00000000 0.00000000 1000.00000000 0.000%

Structured Adjustable Rate Mortgage Loan Trust
Contact:
Mortgage Pass-Through Certificates, Series 2008-2
Clare O'Brien
Account Administrator
REPORTS TO CERTIFICATEHOLDERS
617-603-6402
Pursuant to Section 4.03 of the TA dated as of May 1, 2008
clare.obrien@usbank.com
Distribution Date:
12/26/08
Determination date 12/18/08 Accrual Periods: Begin End
Record Date - Class A1, A1X 12/24/08 Class A1 , A1X 11/25/2008 12/25/08
Record Date - All other classes 11/28/08 All other certificates 11/1/2008 11/30/08
Interest Detail:
Index +
Interest
Allocation of
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Shortfall
A1 3.14500% $312,723.46 $0.00 $312,723.46 $0.00
A1X 3.27279% $325,430.46 $0.00 $325,430.46 $0.00
A21 6.41779% $0.00 $0.00 $0.00 $0.00
A22 6.41779% $0.00 $0.00 $0.00 $0.00
A31 6.41779% $0.00 $0.00 $0.00 $0.00
A32 6.41779% $0.00 $0.00 $0.00 $0.00
B1 6.41779% $35,636.44 $0.00 $35,636.44 $0.00
B2 6.41779% $16,834.85 $0.00 $16,834.85 $0.00
B3 6.41779% $11,875.25 $0.00 $11,875.25 $0.00
B4 6.41779% $11,388.91 $0.00 $11,388.91 $0.00
B5 6.41779% $9,400.80 $0.00 $9,400.80 $0.00
B6 6.41779% $8,912.55 $0.00 $9,108.51 $2,916.22
R 6.41779% $0.00 $0.00 $0.00 $0.00
AP 0.00000% $0.00 $0.00 $0.00 $0.00
Interest Detail (Exchangeable Certificates)
Index +
Interest
Allocation of
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Shortfall
A2 6.41779% $95,722.10 $0.00 $95,722.10 $0.00
A3 6.41779% $91,164.85 $0.00 $91,164.85 $0.00
A4 6.41779% $0.00 $0.00 $0.00 $0.00
A5 6.41779% $0.00 $0.00 $0.00 $0.00

Structured Adjustable Rate Mortgage Loan Trust
Contact:
Mortgage Pass-Through Certificates, Series 2008-2
Clare O'Brien
Account Administrator
REPORTS TO CERTIFICATEHOLDERS
617-603-6402
Pursuant to Section 4.03 of the TA dated as of May 1, 2008
clare.obrien@usbank.com
Distribution Date:
12/26/08
Determination date 12/18/08 Accrual Periods: Begin End
Record Date - Class A1, A1X 12/24/08 Class A1 , A1X 11/25/2008 12/25/08
Record Date - All other classes 11/28/08 All other certificates 11/1/2008 11/30/08
Miscellaneous:
Total
Reconciliation:
Repurchases 0.00 Available funds (A):
Current Recoveries 0.00 Servicer remittance 1,592,490.08
Cumulative Recoveries 0.00 Funds from P Reserve Fund 0.00
Liquidation Proceeds 0.00 Net Funds from Cap Counterparty to Trust 0.00
Subsequent Recoveries 0.00 1,592,490.08
Current Realized Losses 0.00 Distributions (B):
Cumulative Realized Losses 0.00 Trustee Fee 787.64
Insurance Proceeds 0.00 Extraordinary Trust Fund Expenses 0.00
Principal Transfer Amount Paid 0.00 Total interest distributed 919,285.63
Principal Transfer Amount Received 0.00 Total principal distributed 672,416.81
Interest Transfer Amount Paid 0.00 1,592,490.08
Interest Transfer Amount Received 0.00 (A) - (B): 0.00
Net WAC 6.41779%
Reserve Fund (Cap Account)
Advances Required 1,209,766.42 Beginning Balance 0.00
Advances 1,209,766.42 Deposit 0.00
Unreimbursed Advances 0.00 Withdrawal to pay A1 Certificates 0.00
Ending Balance 0.00
Deficiency Amount paid by the Certificate Insurer 0.00
Certificate Insurer Reimbursement Amount 0.00
Class AP Reserve Fund
Beginning Balance
1,000.00
Pay Class AP in April 2011 0.00
Ending Balance 1,000.00
ACCOUNT ACTIVITY

Structured Adjustable Rate Mortgage Loan Trust
Contact:
Mortgage Pass-Through Certificates, Series 2008-2
Clare O'Brien
Account Administrator
REPORTS TO CERTIFICATEHOLDERS
617-603-6402
Pursuant to Section 4.03 of the TA dated as of May 1, 2008
clare.obrien@usbank.com
Distribution Date:
12/26/08
Determination date 12/18/08 Accrual Periods: Begin End
Record Date - Class A1, A1X 12/24/08 Class A1 , A1X 11/25/2008 12/25/08
Record Date - All other classes 11/28/08 All other certificates 11/1/2008 11/30/08
Losses:
Senior Prepayment %:
Current Bankruptcy Losses 0.00 Start Date
Cumulative Bankruptcy Losses 0.00 06/25/08 100.00000%
Bankruptcy Loss Coverage Amount 130,000.00 06/25/15 96.93015%
06/25/16 95.90687%
Current Special Hazard Losses 0.00 06/25/17 93.86031%
Cumulative Special Hazard Losses 0.00 06/25/18 91.81374%
Special Hazard Loss Coverage Amount 3,884,900.00 06/25/19 89.76718%
Current Fraud Losses 0.00
Cumulative Fraud Losses 0.00
Fraud Loss Coverage Amount 3,704,794.88
Two Times Test:
Relevant information:
A) Cut-off Subordinate Balance
17,597,643.00
Certificate Pool principal %:
B) Cut-Off Collateral Balance 185,239,743.83
Initial Senior % 90.500071% C) Current Subordinate Balance 17,585,263.18
Current Senior % 89.767179% D) Current Collateral Balance 171,851,571.22
Senior Prepayment % 100.000000% E) Cumulative Realized Losses (includes Forgiven Principal) 0.00
Subordinate % 10.232821% F) Applicable Pool Realized Loss Limit 3,519,528.60
Sub Prepayment % 0.000000% G) Initial Subordinate % 9.4999%
H) Current Subordinate % 10.2328%
I ) Average Balance of loans 60+ days delinquent (including Foreclosures) over last 6 months 7,852,378.71
The Two Times Test will be satisfied if (1), (2), and (3) is True:
1) Current Subordinate % exceeds two times the Initial Subordinate % (H >= 2*G)
NO
2) Is percentage of loans 60 or more delinq <= 50% of sub amt? ( I <= 50% of C) YES
3) Cumulative Realized Losses do not exceed applicable Loss Limit (E<F) YES
TRUE?: NO
* All delinquencies calculated using the MBA delinquency method
Current Forgiven Principal* 0.00
Cumulative Forgiven Principal* 0.00
*In the absence of specific guidance in the governing documents, forgiveness of principal agreed to and reported by a Servicer in connection with a loan modfication will be treated as a Realized Loss, and will be included in such reported amounts and related calculations.
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Dec 26, 2008
COLLATERAL / REMITTANCE SUMMARY - SERVICER
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2008-2
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
TOTAL
Aurora
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
Retained Interest
171,851,571.22
672,612.79
0.00
171,178,958.43
20,210.14
633,588.00
18,814.65
0.00
0.00
672,612.79
955,679.78
35,802.49
0.00
0.00
0.00
0.00
0.00
919,877.29
0.00
0.00
1,592,490.08
272
271
0.9240941220
6.67329%
6.41779%
11.79136%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
35,802.49
0.00
0.00
0.00
0.00
0.00
0.00
171,851,571.22
672,612.79
0.00
171,178,958.43
20,210.14
633,588.00
18,814.65
0.00
0.00
672,612.79
955,679.78
35,802.49
0.00
0.00
0.00
0.00
0.00
919,877.29
0.00
0.00
1,592,490.08
272
271
0.9240941220
6.67329%
6.41779%
11.79136%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
35,802.49
0.00
0.00
0.00
0.00
0.00
0.00

Distribution Date: Dec 26, 2008
MORTGAGE LOAN CHARACTERISTICS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2008-2
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Count
Balance
%
0K to 99.99K
1 93,200.00 0.05%
100K to 199.99K
4 604,000.00 0.35%
200K to 299.99K
6 1,493,685.01 0.87%
300K to 399.99K
11 4,136,100.19 2.42%
400K to 499.99K
44 20,292,565.06 11.85%
500K to 599.99K
84 46,132,017.93 26.95%
600K to 699.99K
53 33,704,973.18 19.69%
700K to 799.99K
18 13,513,222.65 7.89%
800K to 899.99K
17 14,399,655.45 8.41%
900K to 999.99K
17 15,824,311.01 9.24%
1000K to 1099.99K
4 4,158,343.98 2.43%
1100K to 1199.99K
1 1,125,000.00 0.66%
1200K to 1299.99K
4 4,999,999.96 2.92%
1300K to 1399.99K
2 2,778,594.75 1.62%
1400K to 1499.99K
3 4,381,839.66 2.56%
1500K to 1599.99K
1 1,598,999.60 0.93%
1900K to 1999.99K
1 1,942,450.00 1.13%
Total
271
171,178,958.43
100.00%
Remaining Principal Balance
Balance
0.00M
10.00M
20.00M
30.00M
40.00M
50.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K
1900K to 1999.99K
Balance
Note: Prior to December 2008, the stratification tables above were based on loan characteristics as of deal inception. Going forward, the tables are adjusted to account for modified loan terms.

Distribution Date: Dec 26, 2008
MORTGAGE LOAN CHARACTERISTICS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2008-2
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Count
Balance ($)
%
4.50% - 4.99%
2 2,175,000.00 1.27%
5.00% - 5.49%
3 2,113,852.24 1.23%
5.50% - 5.99%
29 20,802,282.64 12.15%
6.00% - 6.49%
59 37,649,733.62 21.99%
6.50% - 6.99%
94 54,313,678.41 31.73%
7.00% - 7.49%
48 30,396,195.93 17.76%
7.50% - 7.99%
29 18,921,238.30 11.05%
8.00% - 8.49%
3 1,923,500.00 1.12%
8.50% - 8.99%
4 2,883,477.29 1.68%
Total
271
171,178,958.43
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 6.67%
Count
Balance ($)
%
2.00% - 2.99%
271 171,178,958.43 100.00%
Total
271
171,178,958.43
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 2.25%
Count
Balance ($)
%
1.00% - 1.99%
1 572,918.52 0.33%
2.00% - 2.99%
270 170,606,039.91 99.67%
Total
271
171,178,958.43
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 2.25%
Count
Balance ($)
%
9.00% - 9.99%
2 2,175,000.00 1.27%
10.00% - 10.99%
18 12,156,594.42 7.10%
11.00% - 11.99%
120 74,845,464.82 43.72%
12.00% - 12.99%
90 55,684,292.59 32.53%
13.00% - 13.99%
35 22,280,356.60 13.02%
14.00% - 14.99%
6 4,037,250.00 2.36%
Total
271
171,178,958.43
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 12.05%
Note: Prior to December 2008, the stratification tables above were based on loan characteristics as of deal inception. Going forward, the tables are adjusted to account for modified loan terms.

Distribution Date: Dec 26, 2008
MORTGAGE LOAN CHARACTERISTICS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2008-2
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Count
Balance ($)
%
6
120 77,140,280.70 45.06%
12
151 94,038,677.73 54.94%
Total
271
171,178,958.43
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
6
120 77,140,280.70 45.06%
12
151 94,038,677.73 54.94%
Total
271
171,178,958.43
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
1 Year LIBOR
151 94,038,677.73 54.94%
6 Month LIBOR
120 77,140,280.70 45.06%
Total
271
171,178,958.43
100.00%
Indices
Index
Count
Balance ($)
%
2 Units
8 5,541,182.21 3.24%
4 Units
1 333,822.72 0.20%
High Rise Condo
2 1,217,816.74 0.71%
Low Rise Condo
16 9,844,248.71 5.75%
Planned Unit Developmen
65 45,518,919.59 26.59%
Single Family
179 108,722,968.46 63.51%
Total
271
171,178,958.43
100.00%
Property Type
Type
Count
Balance ($)
%
2005
1 333,822.72 0.20%
2006
1 443,000.00 0.26%
2007
55 33,068,439.49 19.32%
2008
214 137,333,696.22 80.23%
Total
271
171,178,958.43
100.00%
Year of First Payment Date
Year
Note: Prior to December 2008, the stratification tables above were based on loan characteristics as of deal inception. Going forward, the tables are adjusted to account for modified loan terms.

Distribution Date: Dec 26, 2008
MORTGAGE LOAN CHARACTERISTICS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2008-2
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Count
Balance ($)
%
25.00%-29.99%
1 550,353.99 0.32%
30.00%-34.99%
1 800,000.00 0.47%
40.00%-44.99%
3 1,894,550.92 1.11%
45.00%-49.99%
2 1,563,000.00 0.91%
50.00%-54.99%
6 4,052,044.79 2.37%
55.00%-59.99%
2 1,074,828.99 0.63%
60.00%-64.99%
12 8,984,395.42 5.25%
65.00%-69.99%
14 11,652,574.26 6.81%
70.00%-74.99%
31 23,114,237.75 13.50%
75.00%-79.99%
67 44,238,346.58 25.84%
80.00%-84.99%
63 37,253,364.68 21.76%
85.00%-89.99%
23 12,670,373.09 7.40%
90.00%-94.99%
31 16,464,787.58 9.62%
95.00%-99.99%
15 6,866,100.38 4.01%
Total
271
171,178,958.43
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 77
Count
Balance ($)
%
313 - 336
5 2,453,341.65 1.43%
337 - 360
266 168,725,616.78 98.57%
Total
271
171,178,958.43
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 348
Count
Balance ($)
%
313 - 336
5 2,453,341.65 1.43%
337 - 360
266 168,725,616.78 98.57%
Total
271
171,178,958.43
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 348
Count
Balance ($)
%
337 - 360
271 171,178,958.43 100.00%
Total
271
171,178,958.43
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 360
Note: Prior to December 2008, the stratification tables above were based on loan characteristics as of deal inception. Going forward, the tables are adjusted to account for modified loan terms.

Distribution Date: Dec 26, 2008
MORTGAGE LOAN CHARACTERISTICS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2008-2
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Count
Balance ($)
%
337 - 360
271 171,178,958.43 100.00%
Total
271
171,178,958.43
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 360
Note: Prior to December 2008, the stratification tables above were based on loan characteristics as of deal inception. Going forward, the tables are adjusted to account for modified loan terms.

Distribution Date: Dec 26, 2008
MORTGAGE LOAN CHARACTERISTICS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2008-2
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Count
Balance ($)
%
ALABAMA
2 1,226,750.00 0.72%
ARIZONA
14 12,280,864.94 7.17%
CALIFORNIA
135 80,359,429.13 46.94%
COLORADO
8 5,550,740.70 3.24%
CONNECTICUT
1 168,000.00 0.10%
DISTRICT OF COLUMBIA 3 1,730,794.01 1.01%
FLORIDA
10 4,362,956.08 2.55%
HAWAII
2 1,635,000.00 0.96%
IDAHO
1 814,400.00 0.48%
ILLINOIS
1 500,000.00 0.29%
KANSAS
1 480,000.00 0.28%
KENTUCKY
1 922,302.26 0.54%
MARYLAND
4 2,503,762.22 1.46%
MASSACHUSETTS
3 1,507,793.84 0.88%
MICHIGAN
3 2,015,084.71 1.18%
MISSOURI
1 609,500.00 0.36%
MONTANA
1 799,978.10 0.47%
NEVADA
1 385,600.00 0.23%
NEW HAMPSHIRE
1 679,881.57 0.40%
NEW JERSEY
13 8,910,711.01 5.21%
NEW MEXICO
1 1,015,000.00 0.59%
NEW YORK
14 11,054,669.96 6.46%
NORTH CAROLINA
1 704,975.27 0.41%
OREGON
8 4,804,117.05 2.81%
PENNSYLVANIA
1 583,500.00 0.34%
SOUTH CAROLINA
3 2,570,249.60 1.50%
TENNESSEE
2 1,259,938.85 0.74%
TEXAS
8 4,185,880.80 2.45%
UTAH
11 7,164,883.41 4.19%
VIRGINIA
2 1,381,058.00 0.81%
WASHINGTON
14 9,011,136.92 5.26%
Total
271
171,178,958.43
100.00%
Geographic Distribution by State
State
Note: Prior to December 2008, the stratification tables above were based on loan characteristics as of deal inception. Going forward, the tables are adjusted to account for modified loan terms.

Distribution Date: Dec 26, 2008
MORTGAGE LOAN CHARACTERISTICS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2008-2
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
0
10
20
30
40
50
CALIFORNIA
ARIZONA
NEW YORK
WASHINGTON
NEW JERSEY
UTAH
COLORADO
OREGON
FLORIDA
TEXAS
SOUTH CAROLINA
MARYLAND
MICHIGAN
DISTRICT OF
COLUMBIA
HAWAII
MASSACHUSETTS
VIRGINIA
TENNESSEE
ALABAMA
NEW MEXICO
KENTUCKY
IDAHO
MONTANA
NORTH CAROLINA
NEW HAMPSHIRE
MISSOURI
PENNSYLVANIA
ILLINOIS
KANSAS
NEVADA
CONNECTICUT
%
Collateral Balance Distribution by State
GROUP 1
Note: Prior to December 2008, the stratification tables above were based on loan characteristics as of deal inception. Going forward, the tables are adjusted to account for modified loan terms.

Distribution Date: Dec 26, 2008
DELINQUENCY SUMMARY REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2008-2
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
240
151,574,551.65
88.55%
151,593,005.25
7
4,289,411.45
2.51%
4,289,411.45
3
2,191,150.06
1.28%
2,192,765.30
6
4,783,599.60
2.79%
4,783,599.60
1
391,977.37
0.23%
394,357.96
257
163,230,690.13
95.36%
163,253,139.56
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
1
516,000.00
0.30%
516,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
572,000.00
0.33%
572,000.00
2
1,088,000.00
0.64%
1,088,000.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
12
6,860,268.30
4.01%
6,860,268.30
12
6,860,268.30
4.01%
6,860,268.30
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
241
152,090,551.65
88.85%
152,109,005.25
7
4,289,411.45
2.51%
4,289,411.45
3
2,191,150.06
1.28%
2,192,765.30
6
4,783,599.60
2.79%
4,783,599.60
14
7,824,245.67
4.57%
7,826,626.26
271
171,178,958.43
100.00%
171,201,407.86
Current 30 - 59
days
60 - 89
days
90 - 120
days
120 + days
Current 88.8%
30 - 59 days 2.5%
60 - 89 days 1.3%
90 - 120 days 2.8%
120 + days 4.6%
Total: 100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Distribution Date: Dec 26, 2008
DELINQUENCY SUMMARY REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2008-2
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Delinquent
7 4,289,411.45 22.47% 3 2,191,150.06 11.48% 6 4,783,599.60 25.06% 1 391,977.37 2.05%
17
11,656,138.48
61.06%
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 1 572,000.00 3.00%
1
572,000.00
3.00%
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 12 6,860,268.30 35.94%
12
6,860,268.30
35.94%
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
TOTAL
7
4,289,411.45
22.47%
3
2,191,150.06
11.48%
6
4,783,599.60
25.06%
14
7,824,245.67
40.99%
30
19,088,406.78
100.00%
22.47
11.48
25.06
40.99
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
5
10
15
20
25
30
35
40
45
Group 1
0
5
10
15
20
25
30
35
40
45
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
61.06
3.00
35.94
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
10
20
30
40
50
60
70
Group 1
0
10
20
30
40
50
60
70
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Distribution Date: Dec 26, 2008
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2008-2
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
July 2008
August 2008
September 2008
October 2008
November 2008
December 2008
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
10 5,357,132.31 7 3,683,398.80 11 5,847,334.84 4 3,979,599.60 4 1,903,997.83 7 4,289,411.45
60 - 89 days
0 0.00 6 3,745,099.32 3 1,360,291.25 10 5,268,527.29 6 5,287,899.60 3 2,191,150.06
90 - 120 days
0 0.00 0 0.00 6 3,744,759.26 2 863,991.25 7 3,692,227.29 6 4,783,599.60
120 + days
0 0.00 0 0.00 0 0.00 6 3,744,417.22 8 4,608,064.43 14 7,824,245.67
Bankruptcy
0 0.00 0 0.00 0 0.00 0 0.00 1 516,000.00 2 1,088,000.00
Foreclosure
0 0.00 0 0.00 1 700,000.00 6 3,744,417.22 8 4,608,064.43 12 6,860,268.30
REO
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
7/
1/
20
08
8/
1/
20
08
9/
1/
20
08
10
/1
/2
00
8
11
/1
/2
00
8
12
/1
/2
00
8
Balance
(
$
)
30 - 59 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
7/
1/
20
08
8/
1/
20
08
9/
1/
20
08
10
/1
/2
00
8
11
/1
/2
00
8
12
/1
/2
00
8
Balance
(
$
)
60 - 89 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
7/
1/
20
08
8/
1/
20
08
9/
1/
20
08
10
/1
/2
00
8
11
/1
/2
00
8
12
/1
/2
00
8
Balance
(
$
)
90 - 120 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
7/
1/
20
08
8/
1/
20
08
9/
1/
20
08
10
/1
/2
00
8
11
/1
/2
00
8
12
/1
/2
00
8
Balance
(
$
)
120 + days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
7/
1/
20
08
8/
1/
20
08
9/
1/
20
08
10
/1
/2
00
8
11
/1
/2
00
8
12
/1
/2
00
8
Balance
(
$
)
REO
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
7/
1/
20
08
8/
1/
20
08
9/
1/
20
08
10
/1
/2
00
8
11
/1
/2
00
8
12
/1
/2
00
8
Balance
(
$
)
Foreclosure
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
7/
1/
20
08
8/
1/
20
08
9/
1/
20
08
10
/1
/2
00
8
11
/1
/2
00
8
12
/1
/2
00
8
Balance
(
$
)
Bankruptcy

Distribution Date: Dec 26, 2008
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2008-2
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Current
4.46%
652,402.65
3 Month
3.05%
6 Month
5.91%
Life CPR
12.53%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
3 Month
0.00%
6 Month
0.00%
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
6/
1/
20
08
7/
1/
20
08
8/
1/
20
08
9/
1/
20
08
10
/1
/2
00
8
11
/1
/2
00
8
12
/1
/2
00
8
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
6/
1/
20
08
7/
1/
20
08
8/
1/
20
08
9/
1/
20
08
10
/1
/2
00
8
11
/1
/2
00
8
12
/1
/2
00
8
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
6/
1/
20
08
7/
1/
20
08
8/
1/
20
08
9/
1/
20
08
10
/1
/2
00
8
11
/1
/2
00
8
12
/1
/2
00
8
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
6/
1/
20
08
7/
1/
20
08
8/
1/
20
08
9/
1/
20
08
10
/1
/2
00
8
11
/1
/2
00
8
12
/1
/2
00
8
Group 1
Total
Amount ($)

Distribution Date: Dec 26, 2008
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2008-2
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Bankruptcy
Count
Balance ($)
%
2 1,088,000.00 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
47729348 516,000.00 516,000.00 6.25% 12/01/2008 360 CA 1
47789623 572,000.00 572,000.00 7.25% 08/01/2008 360 WA 1
Total:
2
1,088,000.00
1,088,000.00

Distribution Date: Dec 26, 2008
FORECLOSURE LOAN DETAIL REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2008-2
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Foreclosure
Count
Balance ($)
%
12 6,860,268.30 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
40875874 296,000.00 296,000.00 7.50% 07/01/2008 360 CA 1
40890238 700,000.00 700,000.00 6.88% 06/01/2008 360 CA 1
40897811 920,000.00 920,000.00 6.75% 08/01/2008 360 NJ 1
47548938 93,200.00 93,200.00 7.63% 08/01/2008 360 NY 1
47617253 770,000.00 770,000.00 7.13% 06/01/2008 360 AZ 1
47740394 260,000.00 260,000.00 7.63% 08/01/2008 360 FL 1
47755673 575,000.00 575,000.00 7.25% 06/01/2008 360 CA 1
47768890 441,750.00 441,749.76 6.75% 06/01/2008 360 CA 1
47873096 601,600.00 601,600.00 7.13% 08/01/2008 360 UT 1
47882964 770,000.00 769,727.29 8.50% 08/01/2008 360 AZ 1
47884226 865,000.00 865,000.00 7.00% 06/01/2008 360 UT 1
47927892 568,000.00 567,991.25 7.38% 07/01/2008 360 WA 1
Total:
12
6,860,268.30
6,860,550.00

Distribution Date: Dec 26, 2008
REO LOAN DETAIL REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2008-2
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
State
Lien
Sched Principal
Total:

Distribution Date: Dec 26, 2008
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2008-2
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
1 634,000.00 633,588.00 0.00 171,851,571.22
0.37%
99.63%
1
Prepayment 0.37%
Liquidation 0.00%
Beginning Balance 99.63%
Total: 100.00%
Prepay
Penalty
Loss
Severit
Loan
Rate
Add'l Loss
Date
Paid Off
Date
Payoff Description
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayments
Incl Curtail
Loan Num
State Lien
40907677 634,000.00 633,588.00
633,588.00 0.00 0.00 0.00 Voluntary PIF
12/02/2008 0.00 6.750% 0.00 CA 1
Total:
1
634,000.00
633,588.00
0.00
633,588.00
0.00
0.00
0.00
0.00

Distribution Date: Dec 26, 2008
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2008-2
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Dec 26, 2008
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT - PART 2
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2008-2
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Dec 26, 2008
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2008-2
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
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U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material breaches. #